Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock warrants issued (warrants)				150,544
Dividends paid (usd per share)	$ 0.65	$ 0.45	$ 1.12	$ 0.89	$ 0.63